Risk Management - Schedule of Exchange Rate (Detail)	Dec. 31, 2021
Change in scenario impacting on profit and loss [member] | Colombia [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(5.08%)
Change in scenario impacting fair value of other comprehensive income [member] | Colombia [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(5.08%)
Change in scenario impacting accrual book [member] | Colombia [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(5.08%)
Currency risk [member] | Chile [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	10.86%
Currency risk [member] | Chile [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	10.42%
Currency risk [member] | Colombia [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	5.08%
Currency risk [member] | Change in scenario impacting on profit and loss [member] | Chile [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(10.86%)
Currency risk [member] | Change in scenario impacting on profit and loss [member] | Chile [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	10.42%
Currency risk [member] | Change in scenario impacting fair value of other comprehensive income [member] | Chile [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(10.86%)
Currency risk [member] | Change in scenario impacting fair value of other comprehensive income [member] | Chile [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	10.42%
Currency risk [member] | Change in scenario impacting accrual book [member] | Chile [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(10.86%)
Currency risk [member] | Change in scenario impacting accrual book [member] | Chile [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	10.42%